Income Taxes (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended			6 Months Ended
	Dec. 31, 2011 Successor [Member]	Dec. 31, 2013 Successor [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2012 Successor [Member] Subsidiaries [Member]	Jun. 27, 2011 Predecessor [Member]
Income Taxes [Line Items]
State and local income taxes or franchise taxes	$ 3.4	$ 2.9	$ 2.1		$ 6.5
Gross deferred tax assets				371.1
Gross deferred tax liabilities				0.6
Valuation allowance				$ (370.5)